Employee Benefits and Private Pension Plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 20,944	R$ 15,585	R$ 11,622
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	14,660	15,265	11,127
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	4,766	4,409	6,199
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	563	(4,886)	(6,821)
Life insurance [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 955	R$ 797	R$ 1,117